Restructuring and other non-recurring costs	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Restructuring And Other Non-recurring Costs
Restructuring and other non-recurring costs

7. Restructuring and other non-recurring costs

Restructuring and other non-recurring costs by nature are one-time incurrences, and therefore, do not represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.

The results of operations for the six months ending December 31, 2023, include $1.3m relating to the impairment of intangible assets in the Solar development division. The first half of the prior fiscal year includes $0.1 million of expenses on restructuring projects.

	Six months ended December 31
(US dollars in thousands)	2023	2022
Corporate restructuring - legal and other fees	-	(103)
Corporate restructuring - litigation provision	-	-
Fiscal refunds provision	-	-
Impairment and write-off	(1,261)	(103)
Relocation	-	-
Remediation costs	-	95
Gain on sale of assets	766,414
Total restructuring costs	765,152	(112)

8.	Restructuring and other non-recurring costs

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Corporate restructuring - professional fees	200	189	179
Corporate restructuring - litigation provision	-	(128)	2,039
Fiscal refunds provision	1,768	-	-
Impairment and write-off	422	-	-
Remediation	(361)	382	-
Relocation	-	-	27
Acquisition related and other costs	55	-	632
Total	2,084	443	2,877

In the year ended June 30, 2023, the Company incurred non-recurring costs related to a provision in respect of fiscal refunds on prior receivables, which the Company is defending of $1.8 million, restructuring activities of $0.2 million and provision for inventory obsolescence and write-off of bad debts of $0.4 million, offset by $0.4 million release of remediation provision.

In the year ended June 30, 2022, the Company incurred non-recurring costs related to restructuring activities of $0.2 million and one-off remediation expenses of $0.4 million, offset by $0.1 million release of unutilized provision related to the Comberg Claims.

In the year ended June 30, 2021, the Company also incurred non-recurring costs for legal, accounting, tax advisory and due diligence costs of $0.6 million related to the acquisition of Tembo e-LV in November 2020.

Restructuring and other non-recurring costs by nature are one-time incurrences, and therefore, do not represent normal trading activities of the business. These costs are disclosed separately in order to draw them to the attention of the reader of the financial information and enable comparability in future periods.

In FY 2021, the Board undertook a strategic restructuring of the business to align operations, personnel, and business development activities to focus on a fewer number of areas of activity. Associated with this restructuring was the departure of a number of employees and contractors from the business. The workforce reduction cost represents the total salary, benefit, severance, and contract costs paid in the year or accruing to these individuals in the future for which no services will be rendered to the Company. Professional fees represent legal fees incurred to resolve certain disputes related to some of these separations in both the current and prior year.